Income taxes - Schedule of Effective Income Tax Rate (Detail)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Effective income tax rate reconciliation
Federal statutory rate			21.00%
Effective tax rate	41.30%	(238.10%)	30.30%	(78.80%)
Predecessor
Effective income tax rate reconciliation
Federal statutory rate					0.00%	0.00%
State taxes					(0.40%)	(0.10%)
U.S. Federal tax related to foreign effectively connected income					(3.10%)
Effective tax rate					(105.20%)	23.10%
Canada | Predecessor
Effective income tax rate reconciliation
Income tax provision					(0.60%)	0.40%
Mexico | Predecessor
Effective income tax rate reconciliation
Income tax provision					(29.60%)	9.10%
Foreign Subsidiary | Predecessor
Effective income tax rate reconciliation
Undistributed earnings of foreign subsidiaries					(17.90%)	2.40%
Poland | Predecessor
Effective income tax rate reconciliation
Income tax provision					(29.20%)	6.70%
Czech Republic | Predecessor
Effective income tax rate reconciliation
Income tax provision					(1.10%)	(0.10%)
United Kingdom | Predecessor
Effective income tax rate reconciliation
Income tax provision					(0.10%)
Germany | Predecessor
Effective income tax rate reconciliation
Income tax provision						(1.80%)
Spain | Predecessor
Effective income tax rate reconciliation
Income tax provision					(23.20%)	6.50%